Investment Objectives and Goals - BlackRock Diversified Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Diversified Equity Alpha Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Diversified Equity Alpha Fund (formerly known as BlackRock Diversified Equity Fund) (the “Fund”) a series of BlackRock Funds III (the “Trust”), is to seek to provide long-term appreciation of capital.